Summary of disclosure of federal tax losses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	$ 102,838	$ 106,715
Domestic tax authority [member] | Canada [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	84,234
Domestic tax authority [member] | Canada [member] | 2028 [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	8,054
Domestic tax authority [member] | Canada [member] | 2029 [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	4,791
Domestic tax authority [member] | Canada [member] | 2030 [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	4,104
Domestic tax authority [member] | Canada [member] | 2031 [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	1,753
Domestic tax authority [member] | Canada [member] | 2032 [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	4,250
Domestic tax authority [member] | Canada [member] | 2033 [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	3,721
Domestic tax authority [member] | Canada [member] | 2034 [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	4,153
Domestic tax authority [member] | Canada [member] | 2035 [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	10,418
Domestic tax authority [member] | Canada [member] | 2036 [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	10,592
Domestic tax authority [member] | Canada [member] | 2037 [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	7,343
Domestic tax authority [member] | Canada [member] | 2038 [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	6,557
Domestic tax authority [member] | Canada [member] | 2039 [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	3,501
Domestic tax authority [member] | Canada [member] | 2040 [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	3,808
Domestic tax authority [member] | Canada [member] | 2041 [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	4,822
Domestic tax authority [member] | Canada [member] | 2042 [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	6,367
State and local jurisdiction [member] | Canada [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	82,833
State and local jurisdiction [member] | Canada [member] | 2028 [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	6,668
State and local jurisdiction [member] | Canada [member] | 2029 [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	4,773
State and local jurisdiction [member] | Canada [member] | 2030 [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	4,089
State and local jurisdiction [member] | Canada [member] | 2031 [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	1,737
State and local jurisdiction [member] | Canada [member] | 2032 [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	4,250
State and local jurisdiction [member] | Canada [member] | 2033 [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	3,721
State and local jurisdiction [member] | Canada [member] | 2034 [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	4,153
State and local jurisdiction [member] | Canada [member] | 2035 [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	10,452
State and local jurisdiction [member] | Canada [member] | 2036 [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	10,592
State and local jurisdiction [member] | Canada [member] | 2037 [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	7,343
State and local jurisdiction [member] | Canada [member] | 2038 [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	6,557
State and local jurisdiction [member] | Canada [member] | 2039 [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	3,501
State and local jurisdiction [member] | Canada [member] | 2040 [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	3,808
State and local jurisdiction [member] | Canada [member] | 2041 [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	4,822
State and local jurisdiction [member] | Canada [member] | 2042 [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	$ 6,367